Convertible Promissory Notes (Details) - Schedule of outstanding convertible promissory notes - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Mar. 13, 2019
Schedule of outstanding convertible promissory notes [Abstract]
Convertible Promissory Notes	$ 2,926,755	$ 3,078,312
Less current portion	878,283	3,016,037	$ 570,000
Total long-term liabilities	$ 2,048,472	$ 62,275